INVESCO EXCHANGE-TRADED FUND TRUST II
SUPPLEMENT DATED OCTOBER 9, 2020 TO THE PROSPECTUSES DATED DECEMBER 20, 2019, AS PREVIOUSLY SUPPLEMENTED, OF:
Invesco PureBetaSM US Aggregate Bond ETF (PBND)
(the “Fund”)
Effective immediately, the Fund has changed its classification from “non-diversified” to “diversified” and therefore is now required to meet certain diversification requirements under the Investment Company Act of 1940. All references in the Prospectuses with regard to the Fund being “non-diversified” are hereby deleted in their entirety.
Please Retain This Supplement for Future Reference.
P-TRST2-PRO-FIX-SUP-6 100920